Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Schedule Of Future Minimum Operating And Capital Lease Payments

	Operating			Capital
	Real Property	Real Property Master Leases	Equipment	Real Property and Equipment	Totals

2012	$37,545	$19,252	$68,848	$22,722	$148,367
2013	30,787	17,581	54,827	17,468	120,663
2014	25,755	13,731	37,153	15,934	92,573
2015	21,987	13,219	24,653	15,678	75,537
2016	19,210	11,251	9,009	12,013	51,483
Thereafter	67,539	39,171	4,940	95,417	207,067

Total minimum payments	$202,823	$114,205	$199,430	179,232	$695,690

Less amounts representing interest				(74,820)

Present value of minimum lease payments				$104,412

Schedule Of Capital Leased Assets

	December 31,
	2011	2010
	(in thousands)

Property, plant and equipment under capital lease arrangements and other capitalized assets relating to leasing activities	$1,265,758	$1,124,185
Accumulated depreciation and amortization	(572,111)	(522,432)

Net book value	$693,647	$601,753